Expenses by nature	12 Months Ended
Mar. 31, 2023
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Expenses by nature
21. Expenses by nature
Expenses by nature consist of the following:

	Year ended March 31,
	2023	2022	2021
Employee cost	$760,810	$671,864	$552,148
Repair payments	62,240	82,954	43,942
Facilities cost	73,089	61,238	54,563
Depreciation	50,125	50,003	48,923
Legal and professional expenses	26,433	22,207	23,298
Travel expenses	15,891	4,878	1,927
Others	45,747	47,005	38,312

Total cost of revenue, selling and marketing and general and administrative expenses	$1,034,335	$940,149	$763,113